Consolidated Statements of Cashflows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net income for the year	$ 59,399	$ 21,553
Items not involving cash
Depletion and depreciation	122,272	45,408
Accretion expense	3,799	751
Income taxes	47,781	37,401
Interest expense, net	8,469	662
Loss on extinguishment of debt facility	595
Share based payments (recovery) expense, net of cash settlements	(3,079)	12,284
Write-off of inventories	7,035	(5)
Unrealized foreign exchange loss	4,304	14,656
Investment gains		(3,306)
Unrealized loss on derivatives	1,260	178
Closure and reclamation payments	(354)	(341)
Other	3,360	1,680
Trade and other receivables	16,897	(10,258)
Inventories	23,824	25,659
Changes in working capital	(39,314)	(9,118)
Trade and other payables	3,556	6,122
Cash provided by operating activities	215,526	121,803
Income taxes paid	(62,677)	(28,186)
Interest paid	(7,420)	(547)
Interest received	1,708	315
Net cash provided by operating activities	147,138	93,385
INVESTING ACTIVITIES
Cash consideration for acquistion of Roxgold	(25,333)
Cash acquired through acquisition of Roxgold	65,622
Promissory note receivable	(35,296)
Additions to mineral properties, plant and equipment	(152,289)	(93,033)
Purchases of investments		(17,844)
Proceeds from sale of investments	14	10,575
Proceeds from sale of assets	12	72
Recoveries of (additions to) Lindero construction VAT	28,771	(13,419)
Cash used in investing activities	(118,499)	(113,649)
FINANCING ACTIVITIES
Transaction costs on credit facility	(3,036)
Proceeds from credit facility		65,000
Repayment of credit facility	(32,288)	(55,000)
Proceeds from issuance of common shares	313	70,011
Share issuance costs		(3,358)
Payments of lease obligations	(11,928)	(7,747)
Dividend payment to non-controlling interest	(4,483)
Cash (used in) provided by financing activities	(51,422)	68,906
Effect of exchange rate changes on cash and cash equivalents	(2,018)	(148)
(Decrease) increase in cash and cash equivalents during the year	(24,801)	48,494
Cash and cash equivalents, beginning of the year	131,898	83,404
Cash and cash equivalents, end of the year	$ 107,097	$ 131,898